PROPERTY AND EQUIPMENT - Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	$ 71,243	$ 67,681
Additions	30,250	21,806
Disposal - net of depreciation	(3,564)	(2,780)
Transferred to owned	(7,186)
Foreign exchange movements	1,752	497
Depreciation charge for the year	(16,620)	(15,961)
Right-of-use assets, Ending balance	75,875	71,243
Buildings [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	61,276	63,357
Additions	29,388	12,288
Disposal - net of depreciation	(3,207)	(2,624)
Foreign exchange movements	1,220	323
Depreciation charge for the year	(13,929)	(12,068)
Right-of-use assets, Ending balance	74,748	61,276
Leasehold Improvements [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	1,507	321
Transfer from CWIP		388
Additions	576	1,474
Transferred to owned	(1,123)
Foreign exchange movements	79	34
Depreciation charge for the year	(600)	(710)
Right-of-use assets, Ending balance	439	1,507
Furniture, Fixtures and Equipment [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	5,085	1,320
Transfer from CWIP		703
Additions	177	4,900
Transferred to owned	(4,434)
Foreign exchange movements	254	121
Depreciation charge for the year	(1,082)	(1,959)
Right-of-use assets, Ending balance		5,085
Computer Equipment [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	2,961	913
Transfer from CWIP		397
Additions	109	2,835
Disposal - net of depreciation	(349)	(151)
Transferred to owned	(1,629)
Foreign exchange movements	180	28
Depreciation charge for the year	(840)	(1,061)
Right-of-use assets, Ending balance	432	2,961
Vehicles [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	414	282
Additions		309
Disposal - net of depreciation	(8)	(5)
Foreign exchange movements	19	(9)
Depreciation charge for the year	(169)	(163)
Right-of-use assets, Ending balance	$ 256	414
Assets Under Construction [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance		1,488
Transfer from CWIP		$ (1,488)